CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 242,998	$ 242,309	$ 242,897	$ 243,297	$ 476,334	$ 480,324	$ 719,332	$ 723,221	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(87,117)	(87,629)	(93,993)	(102,042)	(176,896)	(207,212)	(264,013)	(301,205)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(96,017)	(92,453)	(92,871)	(92,394)	(184,749)	(187,721)	(280,766)	(280,592)	(369,377)	(343,143)
Share-based compensation expense	(9,567)	(33,932)	(3,660)	(2,842)	(37,108)	(7,022)	(46,675)	(10,682)	(13,715)	(17,663)
Depreciation	(2,281)	(2,131)	(3,291)	(3,249)	(4,182)	(4,650)	(6,463)	(7,941)	(9,422)	(6,997)
Amortization	(41,656)	(40,932)	(57,186)	(57,541)	(97,038)	(114,672)	(138,694)	(171,858)	(227,803)	(221,466)
Transaction expenses	(8,645)	(23,158)	(18)		(33,428)	(593)	(42,073)	(611)	(2,457)	(2,245)
Transition, integration and other related expenses	(3,327)	(5,262)	(13,358)	(18,431)	(6,423)	(37,910)	(9,750)	(51,268)	(61,282)	(78,695)
Legal settlement	39,399						39,399
Other operating income (expense), net	2,057	6,607	2,549	(1,228)	990	(866)	3,047	1,683	6,379	(237)
Total operating expenses	(207,154)	(278,890)	(261,828)	(277,727)	(538,834)	(560,646)	(745,988)	(822,474)	(1,074,176)	(1,064,661)
Income (loss) from operations	35,844	(36,581)	(18,931)	(34,430)	(62,500)	(80,322)	(26,656)	(99,253)	(105,708)	(147,027)
Interest expense, net	(23,369)	(37,468)	(32,552)	(32,503)	(70,569)	(63,302)	(93,938)	(95,854)	(130,805)	(138,196)
Income (loss) before income tax	12,475	(74,049)	(51,483)	(66,933)	(133,069)	(143,624)	(120,594)	(195,107)	(236,513)	(285,223)
Benefit (provision) for income taxes	(1,644)	(3,712)	(3,244)	(11)	(3,952)	(357)	(5,596)	(3,601)	(5,649)	21,293
Net income (loss)	$ 10,831	$ (77,761)	$ (54,727)	$ (66,944)	$ (137,021)	$ (143,981)	$ (126,190)	$ (198,708)	$ (242,162)	$ (263,930)
Per share:
Basic	$ 0.04	$ (0.29)	$ (0.25)	$ (0.31)	$ (0.57)	$ (0.66)	$ (0.48)	$ (0.91)	$ (1.11)	$ (1.22)
Diluted	$ 0.03	$ (0.29)	$ (0.25)	$ (0.31)	$ (0.57)	$ (0.66)	$ (0.48)	$ (0.91)	$ (1.11)	$ (1.22)
Weighted-average shares outstanding:
Basic	305,428,062	264,762,720	217,506,553	217,461,225	241,275,061	217,411,896	262,894,388	217,450,475	217,472,870	216,848,866
Diluted	328,854,063	264,762,720	217,506,553	217,461,225	241,275,061	217,411,896	262,894,388	217,450,475	217,472,870	216,848,866